Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2021
Labor and social obligations
Components of labor and social obligations

	2021	2020
Salaries payable	4,172	7,489
Social charges payable (i)	7,562	8,103
Accrued vacation	4,443	3,675
Accrual for bonus	8,683	7,408
Other	155	110
Total	25,015	26,785
(i)	Comprised of contributions to Social Security (“INSS”) and to Government Severance Indemnity Fund for Employees (“FGTS”) as well as withholding income tax (“IRRF”) over salaries.